Fair Value Measurement - Valuation Techniques (Details)	6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jul. 02, 2019	Jun. 30, 2019	Mar. 31, 2019	Jan. 07, 2019
Fair Value Measurement
Measurement input	29	30	29	29	30	30	31	31
Warrant and Derivative Liability, Valuation Technique [Extensible List]	us-gaap:ValuationTechniqueDiscountedCashFlowMember
Warrant and Derivative Liability, Measurement Input [Extensible List]	us-gaap:MeasurementInputDiscountRateMember